B9 Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Summary of Other Current Liabilities
Other current liabilities
	2019	2018
Accrued interest	238	656
Accrued expenses	31,159	32,258
Of which employee-related	13,303	12,774
Of which supplier-related	10,084	10,920
Of which other 1)	7,772	8,564
Derivative liabilities 2)	996	887
Other 3)	5,012	5,090
Total	37,405	38,891

1)	Major balance relates to accrued expenses for customer projects.
2)	See also note F1, “Financial risk management.”
3)	Includes items such as VAT and withholding tax payables and other payroll deductions, and liabilities for goods received where the related invoice has not yet been received.